Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax assets (liabilities):
Current tax assets	$ 4,719	$ 3,316
Current tax liabilities	(12,016)	(10,565)
Total current tax assets (liabilities)	(7,297)	(7,249)
Non-current tax assets (liabilities):
Deferred tax assets	10,744	9,134
Deferred tax liabilities	(41,792)	(44,941)
Total non-current tax assets (liabilities)	$ (31,048)	$ (35,807)	$ (9,450)